Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 92,666,927	$ 41,196,995
Less: allowance for doubtful accounts	(3,219,772)	(237,037)
Accounts receivable, net	$ 89,447,155	$ 40,959,958	[1]

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.